Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Accounting policies [line items]
Foreign exchange convenience rate	6.5250			6.5250
Unremitted insurance premiums	¥ 193,470	¥ 136,706		$ 29,651
Restricted cash balance	24,480	24,480		3,752		$ 3,752
Pledged deposits	106,380			16,303		0
Impairment loss	¥ 0	0	¥ 0
Valued added tax percentage	6.00%
Advertising and marketing expenses	¥ 71,472	47,927	21,606
Cash and cash equivalents and restricted cash	728,948	249,327	152,271	111,716		$ 38,211	¥ 40,280
Operating Lease, Right-of-Use Asset	267,352			$ 40,973	¥ 5,504
Operating Lease, Liability	264,869				¥ 5,504
Currency risk [Member]
Accounting policies [line items]
Cash and cash equivalents and restricted cash	¥ 429,970	¥ 247,354	¥ 149,908